UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   November 1, 2006

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 76
Form 13F Information Table Value Total: 250,317

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                Common Stocks    00104Q107     4173   289000 SH       SOLE                   289000
Agere 6.5% 12/15/09            Conv Bonds       00845VAA8     3256  3238000 SH       SOLE                  3238000
Allstate                       Common Stocks    020002101     4204    67016 SH       SOLE                    67016
Alpha Natural Resources        Common Stocks    02076X102     4369   277200 SH       SOLE                   277200
AmSurg Corp.                   Common Stocks    03232P405     3613   162305 SH       SOLE                   162305
Anadarko Petroleum             Common Stocks    032511107     4537   103507 SH       SOLE                   103507
Analog Devices                 Common Stocks    032654105     3976   135278 SH       SOLE                   135278
Apollo Group CL A              Common Stocks    037604105     4038    82000 SH       SOLE                    82000
Apria Healthcare Group         Common Stocks    037933108     5757   291650 SH       SOLE                   291650
Arlington Tanker Ltd           Common Stocks    G04899103     6147   272466 SH       SOLE                   272466
Aspreva Pharmaceuticals        Common Stocks    04538T109     4172   160775 SH       SOLE                   160775
AT&T                           Common Stocks    845333103      388    11921 SH       SOLE                    11921
Autoliv                        Common Stocks    052800109     2906    52725 SH       SOLE                    52725
Aviza Technology               Common Stocks    05381A105      261    68679 SH       SOLE                    68679
Avocent                        Common Stocks    053893103     4834   160500 SH       SOLE                   160500
Barrett Business Services      Common Stocks    068463108     3244   151100 SH       SOLE                   151100
Bottomline Technologies        Common Stocks    101388106      752    77100 SH       SOLE                    77100
Buffalo Wild Wings             Common Stocks    119848109     2609    68200 SH       SOLE                    68200
Cardiac Science                Common Stocks    14141A108      651    87800 SH       SOLE                    87800
Career Education               Common Stocks    141665109     4930   219200 SH       SOLE                   219200
CBS Corp 'B'                   Common Stocks    124857202     4543   161279 SH       SOLE                   161279
CEC Entertainment              Common Stocks    125137109     3612   114629 SH       SOLE                   114629
Celgene                        Common Stocks    151020104     2613    60350 SH       SOLE                    60350
Clark Inc.                     Common Stocks    181457102     2930   260000 SH       SOLE                   260000
Clear Channel Communications   Common Stocks    184502102     5567   192965 SH       SOLE                   192965
Collegiate Pacific             Common Stocks    194589206      844    86250 SH       SOLE                    86250
Corinthian Colleges            Common Stocks    218868107     2761   255400 SH       SOLE                   255400
Digi International             Common Stocks    253798102     5488   406500 SH       SOLE                   406500
Eagle Bulk Shipping            Common Stocks    Y2187A101     7184   446774 SH       SOLE                   446774
Eaton Vance Ltd Duration       Common Stocks    27828H105     1905   107687 SH       SOLE                   107687
Enbridge Energy Partners       Common Stocks    29250R106     1115    23950 SH       SOLE                    23950
Enterprise Prd Prtners LP      Common Stocks    293792107      888    33201 SH       SOLE                    33201
Epix Pharmaceuticals           Common Stocks    26881Q101      986   238099 SH       SOLE                   238099
Exxon Mobil                    Common Stocks    30231G102      759    11310 SH       SOLE                    11310
Felcor Lodging Pfd             Preferred Stocks 31430F200     2858   114725 SH       SOLE                   114725
First Data                     Common Stocks    319963104     3885    92504 SH       SOLE                    92504
Fording Canadian Coal Trust    Common Stocks    345425102     3840   144750 SH       SOLE                   144750
Frontline Ltd                  Common Stocks    G3682E127     4039   104892 SH       SOLE                   104892
Genco Shipping & Trading       Common Stocks    Y2685T107     3655   161300 SH       SOLE                   161300
Haverty Furniture              Common Stocks    419596101     3284   205875 SH       SOLE                   205875
Hypercom                       Common Stocks    44913M105     2952   435400 SH       SOLE                   435400
International Rectifier        Common Stocks    460254105     3200    91835 SH       SOLE                    91835
Intevac                        Common Stocks    461148108     3573   212700 SH       SOLE                   212700
ISIS Pharmaceuticals           Common Stocks    464330109     2230   310550 SH       SOLE                   310550
Microchip Technology Inc.      Common Stocks    595017104     4899   151125 SH       SOLE                   151125
Multi-Fineline Electronix      Common Stocks    62541B101     3175   125150 SH       SOLE                   125150
National Oilwell Varco         Common Stocks    637071101     2535    43295 SH       SOLE                    43295
Newport Corp                   Common Stocks    651824104     2314   141939 SH       SOLE                   141939
NPS Pharmaceuticals            Common Stocks    62936P103      817   214409 SH       SOLE                   214409
Omnivision Technologies        Common Stocks    682128103     4541   318200 SH       SOLE                   318200
Oplink Communications          Common Stocks    68375Q106      772    38627 SH       SOLE                    38627
OSI Systems, Inc.              Common Stocks    671044105     2663   135875 SH       SOLE                   135875
Pacer International            Common Stocks    69373H106     2662    95891 SH       SOLE                    95891
Pep Boys 4.25%  6/1/07         Conv Bonds       713278AP4     3609  3632000 SH       SOLE                  3632000
Per-Se Technologies Inc        Common Stocks    713569309      529    23174 SH       SOLE                    23174
PETCO Animal Supplies          Common Stocks    716016209     5023   175450 SH       SOLE                   175450
Petsmart                       Common Stocks    716768106     4537   163450 SH       SOLE                   163450
Plains All Amern Pipeline LP   Common Stocks    726503105     4186    90696 SH       SOLE                    90696
Pogo Producing                 Common Stocks    730448107     2645    64596 SH       SOLE                    64596
Precision Drilling Trust       Common Stocks    740215108     4168   135225 SH       SOLE                   135225
Quanta Services 4% 7/1/07      Conv Bonds       74762EAA0     3109  3157000 SH       SOLE                  3157000
R H Donnelley                  Common Stocks    74955W307     3444    65100 SH       SOLE                    65100
Salix Pharmaceuticals          Common Stocks    795435106     4929   363500 SH       SOLE                   363500
Ship Finance                   Common Stocks    G81075106     5057   254096 SH       SOLE                   254096
St. Paul Travelers             Common Stocks    792860108     4811   102600 SH       SOLE                   102600
Standard Microsystems          Common Stocks    853626109     5067   178300 SH       SOLE                   178300
Syneron Medical                Common Stocks    M87245102     4690   203025 SH       SOLE                   203025
Sypris Solutions               Common Stocks    871655106     3001   359343 SH       SOLE                   359343
TEPPCO Partners LP             Common Stocks    872384102      893    24025 SH       SOLE                    24025
TESCO                          Common Stocks    88157K101      769    49600 SH       SOLE                    49600
Triad Hospitals                Common Stocks    89579K109     3837    87150 SH       SOLE                    87150
Tuesday Morning                Common Stocks    899035505     3434   247400 SH       SOLE                   247400
Ultra Petroleum                Common Stocks    903914109     4617    95970 SH       SOLE                    95970
UnitedHealth Group             Common Stocks    91324P102     4039    82100 SH       SOLE                    82100
Universal Display              Common Stocks    91347P105      909    82451 SH       SOLE                    82451
Viacom CL B NEW                Common Stocks    92553P201     5111   137467 SH       SOLE                   137467